PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Prepayments for inventory	$ 487	$ 13,210
Prepaid rental	37,402	47,355
Total	$ 37,889	$ 60,565